Inventory (Tables)	6 Months Ended	12 Months Ended
	Apr. 30, 2022	Oct. 31, 2021
Statement [Line Items]
Summary of Inventory

	April 30, 2022 $	October 31, 2021 $

Raw material	2,983,005	850,416
Finished goods	387,204	347,391

	3,370,209	1,197,807

	October 31, 2021	October 31, 2020
	$	$
Raw material	850,416	140,419
Finished goods	347,391	39,575

	1,197,807	179,994